FIRST AMERICAN INVESTMENT FUNDS, INC.
           FIRST AMERICAN FUNDS, INC.                   1997 ANNUAL REPORT

THE POWER OF DISCIPLINED INVESTING

                                TABLE OF CONTENTS
                                November 30, 1997

Message To Shareholders ..........................    Page  1
Portfolio Performance Discussion .................    Page  2
Independent Auditors' Report .....................    Page  5
Statements of Net Assets .........................    Page  6
Statements of Operations .........................    Page 21
Statements of Changes in Net Assets ..............    Page 22
Financial Highlights .............................    Page 23
Notes to Financial Statements ....................    Page 24
Notice to Shareholders ...........................    Page 29

                                       1
                             MESSAGE TO SHAREHOLDERS
                                November 30, 1997
Dear Shareholder:

   On behalf of the Board of Directors of First American Funds, I would like to welcome you as new shareholders. As previously communicated, you joined the First American family of funds as a result of the merger of Qualivest Funds into First American Funds in late November. You now are part of a family of funds with 32 fund offerings and fund assets in excess of $21 billion. I invite you to speak with your financial advisor to learn more about the new investment options available to you.

   This is the last financial report that you will receive which is dedicated to the fund options carried over from the Qualivest Funds. Beginning with the financial report issued for the period ending March 31, 1998, it is the intention that your funds will be included with all other First American Funds. It is also intended from that period forward you will receive a semi-annual and annual report for the periods ending March 31 and September 30, which is the normal First American cycle.

   Returns produced by the equity markets during the past three years are unprecedented. It is important to remember that the returns for the equity markets for the past three years have been well in excess of historical returns. Chances are that returns for the next several years will be closer to historical levels and the possibility exists that equity returns could even be negative in the near future. It is important that you maintain realistic investment expectations based upon past history and also remember that a portfolio diversified across asset classes (cash, bond and equity funds) is a sound investment approach. I would urge you to visit with your financial advisor at least annually to review your investment portfolio to make sure your investment portfolio still meets your long-term objectives and risk parameters.

   The Board of Directors thanks you for your support and confidence in First American Funds. We are confident that the Funds' tradition of conservative management, competitive results and innovative products will serve you well.

Sincerely,


/s/ Virginia L. Stringer
Virginia L. Stringer
Chairman
First American Investment Funds, Inc.
First American Funds, Inc.

                                       2
                        PORTFOLIO PERFORMANCE DISCUSSION
                                November 30, 1997

TAX FREE OBLIGATIONS FUND

INVESTMENT OBJECTIVE: TO PROVIDE MAXIMUM CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES WHILE PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

   The Tax Free Obligations Fund invests at least 80% of its total assets in municipal obligations, the income from which is exempt from federal income tax, and repurchase agreements related to such securities. As of November 30, 1997, the Institutional Class C shares seven-day effective yield was 3.45% and the average weighted maturity was 51 days.


                            INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE: TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE MORGAN STANLEY EUROPE, AUSTRALIA, FAR EAST COMPOSITE INDEX (THE "EAFE INDEX").

   The International Index Fund is designed to attempt to replicate the returns of the MSCI EAFE Index. For the four months ended November 30, 1997, the Fund produced a total return of -11.03% as compared to the total return of -10.71% for the MSCI EAFE Index. The ability to replicate the returns of the index are dependent upon factors such as the Fund expense ratio, size of the Fund, cash inflows and outflows and cash required for liquidity purposes. For the last four months the Fund has tracked the index very closely. The Fund's performance during the period was aided by a larger than normal cash position that was required to meet redemption requests during the period.


VALUE OF A $10,000 INVESTMENT

(1) FIRST AMERICAN INTERNATIONAL INDEX FUND (CLASS A)
     (2) FIRST AMERICAN INTERNATIONAL INDEX FUND (CLASS C)
          (3) MORGAN STANLEY MSCI EAFE INDEX

[GRAPH]

              (1)         (2)         (3)
7/31/95      9,550      10,000      10,000
11/95        9,352       9,801       9,807
11/96       10,312      10,839      10,961
11/97       10,169      10,683      10,917

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.

            Class A   Class A     Class B    Class B     Class C     MS
                      Adjusted               Adjusted               EAFE
4 months     -11.03%   -15.03%       N/A         N/A      -10.93%  -10.71%
1 year        -1.38%    -5.78%       N/A         N/A       -1.19%   -0.40%
Inception      4.54%     2.56%     -0.36%*     -5.34%*      4.90%     N/A

The inception date of the Class A and C shares is 7/3/95 and the inception date of the Class B shares is 11/24/97.

The performance reflected in the graph begins on 7/31/95. On November 21, 1997, the International Index Fund became the successor by merger to the Qualivest International Opportunities Fund.

* Cumulative since inception

                                       3
                        PORTFOLIO PERFORMANCE DISCUSSION
                                November 30, 1997


                              SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE: TO PROVIDE CAPITAL APPRECIATION.


   The Fund invests primarily in common stocks and securities convertible into common stocks of small companies with a market capitalization below $1.0 billion at the time of purchase. Investment decisions are made using a bottom up approach, focusing on stocks that are fundamentally sound, attractively valued and/or inefficiently priced as a result of low recognition and awareness by the investment community.

   From August 1 to November 30, 1997, the Fund produced a total return of 1.90%, compared to a return of 4.27% for the Frank Russell 2000 Index and 0.70% for the S&P 500. For the three years ending November 30, 1997, the average annual return was 30.57%, compared to 22.71% for the Frank Russell 2000 Index and 31.03% for the S&P 500.

   Strongest performers from August 1 to November 30, 1997 were: Gatefield, Inc., a developer of software for improving engineering productivity and design of integrated circuits; Cholestech Corporation, which develops and manufactures screening tests for diseases; Concurrent Computer, a supplier of high performance real time computer systems, software and services; Truevision, a developer and manufacturer of professional high quality digital video products; and Eagle Financial, a bank holding company based in Connecticut.


VALUE OF A $10,000 INVESTMENT

(1) FIRST AMERICAN SMALL CAP VALUE FUND (INSTITUTIONAL)
     (2) FIRST AMERICAN SMALL CAP VALUE FUND (RETAIL A)
          (3) FRANK RUSSELL 2000 INDEX

[GRAPH]

                 (1)           (2)             (3)
1/31/88        10,000          9,550         10,000
11/88          11,817         11,225         11,519
11/89          14,763         14,016         13,859
11/90          12,381         11,695         10,777
11/91          18,869         17,807         15,146
11/92          24,543         23,096         18,718
11/93          31,094         29,179         22,270
11/94          31,430         29,434         22,023
11/95          45,648         42,727         28,297
11/96          56,157         52,405         32,975
11/97          70,314         65,496         40,694

PAST PERFORMANCE OF THE FUND IS NOT INDICATIVE OF FUTURE PERFORMANCE.

           Class A  Class A Class B Class B  Class C Russell
                   Adjusted        Adjusted           2000
4 months    1.90%   -2.67%    N/A     N/A     2.01%   4.27%
1 year     24.98%   19.33%    N/A     N/A    25.21%  23.41%
3 years    30.57%   28.58%    N/A     N/A    30.79%  22.71%
5 years    23.18%   22.05%    N/A     N/A    23.43%  16.80%
Inception  21.16%   21.06%   0.05%* -4.95%*  21.94%    N/A

The inception date of the Class A and C shares is 1/1/88 and the inception date of the Class B shares is 11/24/97.

The performance reflected in the graph begins on 1/31/88 and represents past performance of US Bancorp's internally managed common trust fund, adjusted for fees and expenses for periods prior to August 1, 1994 (the inception date of the Qualivest Small Companies Fund). The common trust fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions which may have adversely affected performance. On November 21, 1997, the Small Cap Value Fund became the successor by merger to the Qualivest Small Companies Fund.

* Cumulative since inception

                                       4
                        PORTFOLIO PERFORMANCE DISCUSSION
                                November 30, 1997

                         FIRST AMERICAN FUNDS FOOTNOTES

   A few notes and definitions are needed for a complete understanding of the performance figures. The performance data quoted represents past performance.

   The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Money Market investments are neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Funds will be able to maintain a stable Net Asset Value of $1.00 per share. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

   Total return, both with and without a sales charge, has been presented. All total returns are quoted for the Class A shares before sales charges. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful to you than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of 4.5% for all equity funds.The adjusted figures for Class B shares include the effect of paying the 5% contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year.

   The First American International Index Fund invests primarily in foreign securities, which can involve special risks due to foreign economic and political developments. The Small Cap Value Fund generally invests in small-cap stocks, which can be riskier than the overall stock market.

   Line graphs have been included so an investor can compare a fund's historical performance to that of an appropriate broad-based index. The index does not reflect the deduction of expenses associated with mutual funds, such as investment management, fund accounting, legal, registration, SEC and transfer agent expenses.The fund's performance reflects the deduction of fees for these value-added services.

                                       5
                          INDEPENDENT AUDITORS' REPORT
                                November 30, 1997


The Board of Directors and Shareholders
First American Funds, Inc.
First American Investment Funds, Inc.:

   We have audited the accompanying statements of net assets of Tax Free Obligations Fund (formerly Qualivest Tax-Free Money Market Fund), International Index Fund (formerly Qualivest International Opportunities Fund) and Small Cap Value Fund (formerly Qualivest Small Companies Value Fund), and the related statements of operations, changes in net assets and the financial highlights for the four month period ended November 30, 1997. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The statements of operations for the year ended July 31, 1997, the statements of changes for each of the years in the two year period ended July 31, 1997 and the financial highlights for the periods ended July 31, 1997, July 31,1996, and July 31, 1995, for each of the funds were audited by other auditors whose report dated September 12, 1997, expressed an unqualified opinion on this information.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Obligations Fund, International Index Fund and Small Cap Value Fund, as of November 30, 1997, and the results of their operations, changes in their net assets and the financial highlights for the four month period ended November 30, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 9, 1998

                                       6
                            STATEMENTS OF NET ASSETS
                                November 30, 1997


                            TAX FREE OBLIGATIONS FUND

DESCRIPTION                                             PAR (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--99.8%
ALABAMA--2.5%
Birmingham, Baptist Medical Center, Living
 County Project, Series A, LOC: Banco
 Santander (RB)
  3.900%,  12/03/97 (A)                                    $1,000     $1,000
                                                                       -----
COLORADO--4.9%
Adams County, School District #14 (GO) (FSA)
  0.000%,  12/01/97                                          715         715
Platte River Authority, (MBIA) (RB)
  3.650%,  06/01/98                                        1,200       1,199
                                                                       -----
                                                                       1,914
                                                                       -----
FLORIDA--6.4%
Capital Projects Finance Authority, Loan Project
 Series 1997 (RB) (FSA)
  3.900%,  12/04/97 (A)                                    1,000       1,000
Florida State, Housing Finance Agency, Multifamily
 Revenue, LOC: Barnett Banks (RB)
  3.900%,  12/03/97 (A)                                    1,500       1,500
                                                                       -----
                                                                       2,500
                                                                       -----
IDAHO--2.5%
Idaho State, Tax Anticipation Notes (GO)
  4.625%,  06/30/98                                        1,000       1,004
                                                                       -----
ILLINOIS--6.9%
Illinois State, Development Finance Authority,
 Illinois Power Project, Series B, LOC: Canadian
 Imperial Bank (RB)
  3.850%,  12/03/97 (A)                                    1,000       1,000
Illinois State, Development Finance Authority,
 Presbyterian Home Lake, LOC:
 LaSalle National (RB)
  3.900%,  12/03/97 (A)                                      700         700
Illinois State, Health Facilities Authority, Decatur
 Memorial Hospital (RB) (MBIA)
  3.880%,  12/03/97 (A)                                    1,000       1,000
                                                                       -----
                                                                       2,700
                                                                       -----
KANSAS--4.7%
Shawnee, Industrial Development Revenue,
 Shawnee Village Association, LOC:
 Chase Manhattan (RB)
  4.000%,  12/03/97 (A)                                    1,000       1,000
Leavenworth County, Unlimited Tax (GO) (AMBAC)
  3.700%,  12/01/97                                          855         855
                                                                       -----
                                                                       1,855
                                                                       -----

DESCRIPTION                                             PAR (000) VALUE (000)
--------------------------------------------------------------------------------
MICHIGAN--3.8%
Michigan State, Hospital Financial Authority,
 Series A, LOC: First of America (RB)
  3.900%,  12/03/97 (A)                                    $1,500     $1,500
                                                                      ------
MINNESOTA--2.5%
St. Cloud, Health Care Facilities, Series A,
 LOC: RaboBank Nederland (RB)
  3.850%,  12/05/97 (A)                                    1,000       1,000
                                                                       -----
MISSOURI--7.6%
Columbia, Series A, LOC: Toronto
 Dominion (RB)
  3.850%,  12/03/97 (A)                                    1,500       1,500
St. Charles County, Sun River Village
 Apartments, LOC:Bank of America (RB)
  3.900%,  12/04/97 (A)                                    1,500       1,500
                                                                       -----
                                                                       3,000
                                                                       -----
NORTH CAROLINA--2.5%
New Hanover County, Gang Nail Systems
 Project, LOC: Harris Trust (RB)
  4.000%,  12/02/97 (A) (C)                                1,000       1,000
                                                                       -----
OKLAHOMA--3.8%
Garfield County, Pollution Control Revenue,
 Oklahoma Gas & Electric (RB)
  3.900%,  12/03/97 (A)                                    1,500       1,500
                                                                       -----
OREGON--4.5%
Hillsboro, Graduate Institute, LOC:
 Bank of America (RB)
  4.050%,  12/04/97 (A)                                    1,400       1,400
Oregon State, George Fox University
 Project, Series A, LOC: Bank of America (RB)
  5.500%,  03/01/98                                          355         356
                                                                       -----
                                                                       1,756
                                                                       -----
SOUTH CAROLINA--9.0%
Rock Hill, School District #3 (GO) (FGIC)
  7.750%,  02/01/98                                          500         503
Rock Hill, Tax Increment Revenue,
 Pre-refunded @ 102 (RB) (FGIC)
  7.600%,  01/01/98 (B)                                      500         512
South Carolina State, Series A (GO)
  7.000%,  03/01/98                                        1,500       1,512
York County (TECP)
  3.650%,  12/01/97                                        1,000       1,000
                                                                       -----
                                                                       3,527
                                                                       -----

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       7
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                             PAR (000) VALUE (000)
--------------------------------------------------------------------------------
TENNESSEE--1.3%
Tennessee State, Series A (GO)
  4.400%,  03/01/98                                        $ 500       $ 501
                                                                       -----
TEXAS--11.5%
Hunt County, Industrial Development Authority,
 Trico Industries Project, LOC: ABN AMRO (RB)
  4.000%,  12/02/97 (A)                                    1,030       1,030
Plano, School District (GO)
  3.750%,  02/15/98                                        1,000         999
Texas A&M (TECP)
  3.650%,  12/08/97                                        1,500       1,500
Texas State (TECP)
  3.700%,  02/05/98                                        1,000       1,000
                                                                       -----
                                                                       4,529
                                                                       -----
UTAH--3.8%
Salt Lake County, Housing Authority, Multifamily
 Revenue, Santa Fe Apartments Project,
 LOC: Dresdner (RB)
  4.000%,  12/03/97 (A)                                    1,500       1,500
                                                                       -----
VERMONT--3.8%
Vermont State, Student Loan Revenue,
 LOC: National Westminster (RB)
  3.750%,  12/01/97 (A)                                    1,500       1,500
                                                                       -----
VIRGINIA--3.6%
Fairfax County, Industrial Development Authority,
 Fairfax Hospital Association, Series A (RB)
  3.900%,  12/03/97 (A)                                    1,400       1,400
                                                                       -----
WASHINGTON--5.1%
Tacoma, Electric Systems Revenue,
 Pre-refunded @ 102 (RB) (AMBAC)
  8.000%,  01/01/98 (B)                                    1,000       1,023
Washington State, Series C (GO)
  5.000%,  01/01/98                                        1,000       1,001
                                                                       -----
                                                                       2,024
                                                                       -----
WISCONSIN--9.1%
Milwaukee, Series J (GO)
  4.000%,  12/01/98 (D)                                    1,825       1,827
Wisconsin State (GO)
  4.700%,  11/01/98                                          750         756
Wisconsin State, Health Facilities Authority
 Revenue, Alverno College Project,
 LOC:Allied Irish (RB)
  3.900%,  12/01/97 (A)                                    1,000       1,000
                                                                       -----
                                                                       3,583
                                                                       -----
TOTAL MUNICIPAL BONDS
 (Cost $39,293)                                                       39,293
                                                                      ------

                      TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND--2.6%
Federated Tax Free Money Market                        1,035,586    $  1,036
                                                                       -----
TOTAL MONEY MARKET FUND
 (Cost $1,036)                                                         1,036
                                                                       -----
TOTAL INVESTMENTS--102.4%
 (Cost $40,329)                                                       40,329
                                                                      ------
OTHER ASSETS AND LIABILITIES, NET---(2.4)%                              (963)
                                                                      ------
NET ASSETS:
Portfolio Shares -- Institutional Class
 ($.0001 par value--20 billion authorized) based
 on 10,704,539 outstanding shares                                     10,703
Portfolio Shares -- Retail Class A
 ($.0001 par value--20 billion authorized) based
 on 28,664,406 outstanding shares                                     28,661
Portfolio Shares-- Corporate Trust Class
 ($.0001 par value--20 billion authorized) based
 on 1,000 outstanding shares                                               1
Undistributed net investment income                                        2
Accumulated net realized loss on investments                              (1)
                                                                       -----
TOTAL NET ASSETS--100.0%                                             $39,366
                                                                     -------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-- INSTITUTIONAL CLASS                               $  1.00
                                                                     -------
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE-- RETAIL CLASS A                                          $  1.00
                                                                     -------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-- CORPORATE TRUST CLASS                             $  1.00
                                                                     -------


(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of November 30, 1997. The date shown is the next reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be in liquid under guidelines established by the Board of Directors.

(D) At November 30, 1997, the cost of securities purchased on a when issued basis was $1,827,099.

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GO--General Obligation
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
RB--Revenue Bond
TECP--Tax Exempt Commercial Paper

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        8
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                            INTERNATIONAL INDEX FUND

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--95.5%
AUSTRALIA--2.3%
Amcor                                                 18,082         $   81
Boral                                                 41,227            104
Brambles                                               6,892            132
Broken Hill Proprietary                               49,247            451
Burns Philip & Co                                     15,097              3
Coca-Cola Amatil                                      23,618            176
Coles Myer                                            34,917            172
CRA                                                    7,547             83
CSR                                                   26,547             87
Fosters Brewing                                       84,722            157
Goodman Fielder                                       41,964             63
ICI Australia                                         12,107             83
Lend Lease                                             6,297            129
M.I.M. Holdings                                        2,632              2
National Australia Bank                               45,106            596
Newcrest Mining*                                      21,543             21
Newscorp                                              55,493            296
Norths Limited                                        18,526             48
Pacific Dunlop                                        34,457             71
Pioneer International                                 29,492             78
Santos                                                22,425             93
Southcorp Holdings                                    21,973             68
Western Mining                                        34,033            109
Westfield Trust Units                                 56,978            112
Westpac Banking                                       53,367            335
                                                                     ------
                                                                      3,550
                                                                     ------
AUSTRIA--0.4%
Austrian Airlines*                                     1,410             30
Creditanstalt Bankverein                                 674             35
EA Generali                                              586            138
Flughafen Wien                                           772             31
Oest Elektrizatswits, Cl A                               367             29
Oesterreichische                                       1,785             86
OMV                                                      340             44
VA Technologie                                           539             81
Wienerberger Baust                                       256             50
Bank Austria                                           1,386             65
                                                                     ------
                                                                        589
                                                                     ------
BELGIUM--1.5%
Almanij                                                  799             35
Bekaert                                                   87             54
Cimenteries CBR Cement                                 1,285            115
Cobepa                                                   799             34
Delhaize Freres                                        1,220             62
Ebell*                                                   300           --

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Electrabel                                             1,624         $  363
Fortis                                                 1,132            225
Fortis Strip VVPR*                                        20             --
Group Bruxelles Lambert                                  641             97
Generale Banque                                          638            264
Kredietbank                                              335            135
Kredietbank VVPR                                           7              3
Petrofina                                                762            294
Royale Belgian                                           584            154
Solvay                                                 2,620            157
Tractabel                                              3,120            268
Tractebel Put 11/99*                                     329              2
Union Miniere*                                         1,128             81
                                                                      -----
                                                                      2,343
                                                                      -----
DENMARK--1.0%
Carlsberg, Cl B                                          736             41
Carlsberg                                                562             31
D/S 1912, Cl B                                             5            201
D/S Svendborg, Cl B                                        4            235
Danisco                                                1,829             99
Den Danske Bank                                        1,599            190
FLS Industries                                         1,605             41
ISS International*                                     1,240             42
Novo Nordisk, Cl B                                     2,011            246
Radiometer, Cl B                                         417             17
Sophus Berendsen, Cl B                                   670            105
Tele Danmark, Cl B                                     4,086            244
Unidanmark, Cl A                                       1,348             95
                                                                     ------
                                                                      1,587
                                                                     ------
FINLAND--0.8%
Kesko                                                  4,400             64
Kone, Cl B                                               200             23
Merita Bank, Cl A                                     28,033            142
Metra, Cl B                                            1,300             32
Nokia AB, Cl K                                         2,600            209
Nokia AB, Cl A                                         5,300            427
Outokumpu, Cl A                                        3,500             48
Sampo Insurance                                        2,000             63
Stockmann                                                400             25
UPM Kymmene                                            8,340            179
                                                                     ------
                                                                      1,212
                                                                     ------
FRANCE--8.7%
Sefimeg                                                2,550            143
Accor                                                  2,076            393
Air Liquide                                            2,570            405
Alcatel Alsthom                                        5,070            636

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        9
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Axa                                                    9,114         $  662
Bancaire                                                 777            116
Banque Natl Paris, Cl A                                5,364            262
Bic                                                    1,500            104
Bouygues                                                 751             76
Canal Plus                                               977            170
Carrefour Supermarkets                                 1,350            723
Casino                                                 1,550             86
Chargeurs International                                  200             12
CIE de Saint Gobain                                    2,428            330
CIE Generale des Eaux Warrants*                        4,019              2
CIE Generale des Eaux                                  4,090            541
Compagnie de Suez*                                         5           --
Comptoirs Modernes                                       150             73
Danone                                                 2,990            477
Elf Aquitaine                                          8,400            975
Eridania Beghin Say                                      650            101
Eurafrance                                               100             40
Havas                                                  2,436            159
L'Oreal                                                2,375            910
Lafarge                                                2,963            196
Lagardere Groupe                                       5,628            162
Legrand                                                  872            166
LVMH Moet Hennessy                                     2,950            509
Lyonnaise des Eaux                                     5,476            589
Michelin, Cl B                                         3,273            176
Moulinex*                                              1,050             25
Paribas                                                4,402            318
Pathe                                                    200             39
Pernod Ricard                                          3,048            155
Peugeot                                                1,250            141
Pinault Printemps                                        700            358
Promodes                                                 659            242
Rhone Poulenc, Cl A                                    9,055            407
Sodexho Alliance                                         250            133
Sagem                                                    150             68
Sanofi                                                 4,369            438
Schneider                                              4,413            236
Sidel                                                    800             46
Simco                                                    841             60
Societe Generale                                       2,559            337
Sodexho Rights*                                          250              3
Thomson                                                3,217             93
Total Compaigne, Cl B                                  8,111            852
UAP                                                    7,902            228
Union Bail                                               250             24
Usinor Sacilor                                         9,450            149
Valeo                                                  1,778            118

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Worms Et Compagnie                                     1,000          $   78
                                                                      ------
                                                                      13,742
                                                                      ------
GERMANY--8.4%
Aach Und Muench                                        1,000              98
Adidas                                                 1,300             184
Agiv*                                                    880              18
Allianz                                                4,800           1,135
AMB Aachener & Muench                                    150             154
BASF                                                  13,100             463
Bayer                                                 15,250             563
Bayerische Hypotheken                                  5,050             219
Bayerische Vereinsbank                                 6,000             356
Beiersdorf                                             2,600             109
Bilfinger & Berger                                     1,200              44
Brau Und Brunnen*                                      1,050              86
Ckag Colonia Konzern                                   1,150              96
Continental                                            3,100              77
Daimler Benz                                          13,420             942
Degussa                                                3,950             183
Deutsche Bank                                         10,700             690
Deutsche Telekom                                      50,900           1,029
Dresdner Bank                                         11,250             437
Heidelberger                                           2,255             178
Hochtief                                               2,600             110
Karstadt                                                 600             208
Kloeckner Humboldt*                                    3,400              23
Linde                                                    250             156
Lufthansa                                             13,600             258
Man                                                      400             119
Mannesmann                                             1,150             534
Merck Kgaa                                             4,900             179
Metro                                                  4,784             221
Munchener Ruckvers                                     3,450           1,077
Preussag                                                 450             127
Papierwerke Waldhof                                      200              38
RWE*                                                   6,480             318
SAP                                                    1,320             385
Schering                                               2,150             211
Siemens                                               12,470             739
Strabag*                                                 100               7
Thyssen                                                  750             179
Veba                                                  10,332             612
Viag                                                     700             356
Volkswagen                                               550             312
                                                                      ------
                                                                      13,230
                                                                      ------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       10
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
HONG KONG--2.7%
Bank of East Asia                                     33,886          $   71
Cathay Pacific Airways                                89,000              78
Cheung Kong Holdings                                  58,000             409
China Light & Power                                   64,000             323
Chinese Estates                                      104,296              50
Hang Lung Development                                 63,000              96
Hang Seng Bank                                        48,700             428
Hong Kong & China Gas                                 95,106             171
Hong Kong & Shanghai Hotels                           51,000              44
Hong Kong Telecommunications                         299,239             569
Hopewell Holdings                                    131,139              35
Hutchison Whampoa                                     98,000             653
Hysan Development                                     25,000              50
Hysan Development Warrants*                            1,250              --
Miramar Hotel & Investment                            19,000              32
New World Development                                 47,489             176
Peregrine Investment Holdings                         13,000              13
Shangri-La Asia                                       38,000              30
Shuntak                                               75,146              23
Sino Land                                             20,000              12
South China Morning Post Holdings                     80,000              60
Sun Hung Kai Properties                               60,000             458
Swire Pacific, Cl A                                   40,500             203
Television Broadcasts                                 10,000              25
Wharf Holdings                                        71,000             145
Wing Lung Bank                                        10,700              46
                                                                      ------
                                                                       4,200
                                                                      ------
IRELAND--0.4%
Allied Irish Bank                                     22,032             193
CRH                                                   10,134             119
Greencore Group                                        5,342              24
Independant Newspapers                                 9,315              55
Irish Life                                             8,272              42
Jefferson Smurfit                                     29,615              86
Kerry Group                                            4,102              45
Waterford Wedgewood                                   22,471              27
                                                                      ------
                                                                         591
                                                                      ------
ITALY--3.5%
Assicurazioni Generali                                22,875             513
Banca Commerciale Italiana                            56,000             161
Banco Amb Conv Bond Rights*                           12,000               6
Banco Amb Stock/Warrant Rights*                       12,000              39
Banco Ambrosiano Veneto                               12,000              39
Benetton                                               5,340              81
Burgo                                                  4,000              24
Credito Italiano                                      57,500             158

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Edison                                                16,000          $   87
ENI SPA                                              204,725           1,196
Fiat                                                  98,100             284
Fiat Rinascente                                       26,400              42
Istituto Banca San Paolo                              20,800             172
Istituto Mobiliare                                    16,084             168
Istituto Nazionale                                   123,794             216
Italcementi                                           11,232              72
Italgas                                               19,000              73
Mediaset                                              33,484             165
Mediobanca                                             8,000              56
Mondadori                                              3,099              25
Montedison                                           154,500             128
Olivetti*                                             52,800              30
Parmalat Finanziaria                                  23,400              34
Pirelli                                               61,000             152
RAS                                                    9,075              85
Ras Di Risp                                            7,075              45
Sai Sta Assicuratric                                   5,000              51
SIRTI                                                  3,500              21
SNIA                                                  20,000              20
Telecom Italia                                        92,888             579
Telecom Italia di Risp                                39,394              86
Telecom Italia Mobile                                170,107             689
Telecom Italia Rinascente                             19,884              78
                                                                      ------
                                                                       5,575
                                                                      ------
JAPAN--25.7%
77th Bank                                             13,000             102
Advantest                                              2,600             180
Ajinomoto                                             19,000             173
Alps Electric                                          8,000              85
Amada                                                 10,000              50
AOKI                                                  22,000               5
Aoyama Trading                                         2,800              71
Asahi Bank                                            66,000             279
Asahi Breweries                                        9,000             126
Asahi Chemical Industries                             38,000             164
Asahi Glass                                           26,000             166
Ashikaga Bank                                         18,000              24
Bank of Tokyo-Mitsubishi                             125,000           1,813
Bank of Yokohama                                      42,000             130
Bridgestone                                           22,000             478
Canon                                                 22,000             531
Chiba Bank                                            22,000              86
Chichibu Onoda Cement                                 13,000              33
Citizen Watch                                          1,000               6
Cosmo Oil                                             28,000              58
Credit Saison                                          6,400             161

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       11
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Cugai Pharmaceutical                                   8,000          $   50
Dai Ichi Pharmaceutical                               10,000             120
Dai Nippon Ink & Chemical                             21,000              74
Dai Nippon Printing                                   21,000             416
Dai Nippon Screen                                      7,000              41
Daicel Chemical                                       18,000              35
Daido Steel                                           24,000              35
Daiei                                                 16,000              69
Daikin Industries                                      9,000              47
Daito Trust Construction                               7,500              48
Daiwa House Industries                                14,000             113
Daiwa Securities                                      34,000             119
Denki Kagaku Kogyo                                    33,000              62
Denso                                                 24,000             438
East Japan Railway                                       111             505
Ebara                                                 10,000             111
Eisai                                                 10,000             146
Fanuc                                                  6,700             252
Fuji Bank                                             74,000             397
Fuji Photo Film                                       14,000             504
Fujita                                                40,000              15
Fujita Tourist                                         4,000              43
Fujitsu                                               48,000             538
Furukawa Electric                                     20,000              98
Gunma Bank                                            13,000              98
Hankyu                                                27,000             129
Hankyu Department                                      7,000              47
Haseko*                                               52,000              33
Hitachi                                               96,000             681
Hokuriko Bank                                          2,000               3
Honda Motor                                           26,000             942
House Food Industry                                    7,000              93
Hoya                                                   4,000             122
Industrial Bank of Japan                              71,000             634
Isetan                                                 6,000              34
Ito Yokado                                            11,000             497
Itochu                                                48,000             125
Jaccs                                                  5,000              28
Japan Airlines*                                       52,000             162
Japan Energy                                          39,000              58
Joyo Bank                                             26,000             104
Jusco                                                  9,000             151
Kajima                                                25,000              82
Kandenko                                               5,000              31
Kaneka                                                13,000              75
Kansai Electric Power                                 23,300             396
Kao                                                   19,000             253
Kawasaki Kisen                                        24,000              31

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Kawasaki Steel                                        96,000          $  158
Kinden                                                12,000             136
Kinki Nippon Railway                                  46,000             255
Kirin Brewery                                         27,000             208
Komatsu                                               28,000             168
Konica                                                16,000              85
Kubota                                                43,000             149
Kumagai Gumi                                          46,000              31
Kurita Water Industries                                4,000              61
Kyocera                                                5,200             251
Kyowa Hakko Kogyo                                     23,000             115
Makita                                                 6,000              71
Marubeni                                              45,000             113
Marui                                                 10,000             157
Matsushita Electric                                   59,000             920
Meiji Milk Products                                   10,000              28
Meiji Seika                                           15,000              57
Misawa Homes                                           4,000              12
Mitsubishi                                            48,000             375
Mitsubishi Chemical                                   64,000             125
Mitsubishi Electric                                   73,000             202
Mitsubishi Estate                                     34,000             394
Mitsubishi Heavy Industries                          104,000             409
Mitsubishi Materials                                  34,000              77
Mitsubishi Oil                                        17,000              38
Mitsubishi Trust & Banking                            35,000             466
Mitsui                                                46,000             320
Mitsui Engineering & Shipbuilding                     44,000              39
Mitsui Fudosan                                        24,000             254
Mitsui Marine & Fire Insurance                        22,000             109
Mitsui Osk Lines*                                     31,000              47
Mitsui Petrochem                                      15,000              41
Mitsui Trust & Banking                                34,000              57
Mitsukoshi                                            14,000              40
Mori Seiki                                             6,000              65
Murata Manufacturing                                   6,000             180
Nagase                                                17,000              69
Nagoya Railroad                                       18,000              63
Nankai Electric                                       35,000             156
NEC                                                   43,000             455
New Oji Paper                                         33,000             137
Ngk Insulators                                         8,000              75
NGK Spark Plugs                                       11,000              72
Nichido Fire & Marine                                  9,000              47
Nichii                                                16,000             132
Nichirei                                              11,000              33
Nihon Cement                                          10,000              27
Nippon Express                                        30,000             157

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       12
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Nippon Fire & Marine                                  23,000          $   71
Nippon Light Metal                                    35,000              66
Nippon Oil                                            36,000             126
Nippon Paper                                          25,000             122
Nippon Sheet Glass                                    22,000              43
Nippon Shokubai                                       11,000              55
Nippon Steel                                         182,000             337
Nippon Telegraph & Telephone                             179           1,473
Nippon Yusen Kabushik                                 35,000             107
Nissan Motors                                         66,000             287
Nissin Food Products                                   3,000              67
Nitto Denko                                            3,000              55
NKK                                                  114,000             115
Nomura Securities                                     53,000             656
NSK                                                   19,000              79
NTN                                                   25,000              86
Obayashi                                              25,000             118
Odakyu Railway                                        27,000             130
Okamato Industries                                    13,000              31
Olympus Optical                                       13,000              95
Omron                                                  6,000             103
Orix                                                   2,000             134
Osaka Gas                                             82,000             183
Penta Ocean Construct                                 21,000              36
Pioneer Electronics                                    5,000              87
Rohm Company                                           4,000             395
Sakura Bank                                           93,000             325
Sanawa Shutter                                         9,000              52
Sankyo                                                12,000             383
Sanyo Electric                                        68,000             192
Saporo Breweries                                      12,000              64
Secom                                                  3,000             188
Sega Enterprises                                       3,400              76
Seiyu                                                  8,000              33
Sekisui Chemical                                      16,000             117
Sekisui House                                         17,000             122
Sharp                                                 37,000             248
Shimano                                                5,000             114
Shimizu                                               19,000              61
Shin Etsu Chemical                                    11,000             261
Shiseido                                              11,000             149
Shizuoka Bank                                         24,000             222
Showa Denko                                           37,000              55
Sony                                                  10,500             897
Sumitomo                                              29,000             183
Sumitomo Bank                                         83,000           1,054
Sumitomo Chemical                                     45,000             150
Sumitomo Electric                                     20,000             268

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Sumitomo Forestry                                      7,000          $   47
Sumitomo Marine & Fire Insurance                      24,000             121
Sumitomo Metal                                        81,000             165
Sumitomo Metal Mining                                 20,000              80
Taisei                                                36,000              83
Taisho Pharmaceutical                                  9,000             226
Takara Shuzo                                           5,000              21
Takashimaya                                           11,000              88
Takeda Chemical                                       28,000             819
Teijin                                                26,000              68
Toa                                                    9,000              14
Tobu Railway                                          33,000             115
Toho                                                     770              85
Tohoku Electric Power                                 15,600             236
Tokai Bank                                            58,000             311
Tokio Marine & Fire Insurance                         46,000             436
Tokyo Broadcasting System                              5,000              76
Tokyo Dome                                             7,000              52
Tokyo Electric Power                                  31,900             573
Tokyo Electronics                                      3,000             115
Tokyo Gas                                            100,000             239
Tokyu                                                 32,000             137
Toppan Printing                                       20,000             271
Toray                                                 43,000             196
Tosho                                                 35,000              75
Tostem                                                 7,000              80
Toto                                                  13,000             119
Toyo Seikan Kaisha                                     6,000             100
Toyobo                                                31,000              47
Toyoda Auto Loom                                       6,000             112
Toyota Motor                                         100,000           2,884
Ube Industries                                        39,000              70
Uniden Corportation                                    2,000              20
Yamaguchi Bank                                         4,000              51
Yamaichi Securities*                                  70,000               1
Yamanouchi Pharmaceutical                             10,000             243
Yamato Transportation                                 16,000             197
Yamazaki Baking                                        5,000              58
Yasuda Trust & Banking                                28,000              24
Yokogawa Electric                                     15,000              99
                                                                      ------
                                                                      40,467
                                                                      ------
MALAYSIA--0.8%
Amsteel                                               95,000              24
Arab Malaysian Merchant Bank                          20,000              17
DCB Holdings                                          74,000              43
Edaran Otomobil Nasional                              11,000              25
Golden Hope Plant                                     54,000              62

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       13
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Highlands & Lowlands                                  30,000          $   33
Hong Leong                                            80,000              23
Hume Industries                                       16,000              18
Land and General                                      85,000              27
Magnum                                                60,500              39
Malayan Banking                                       40,000             102
Malaysian Airline System                              25,000              18
Malaysian International Shipping                      36,000              42
Malaysian Resources                                   44,000              18
Multi Purpose Holdings                                66,000              26
Multi Purpose Iculs                                   39,000              14
Pan Malaysia Cement                                   55,000              26
Perusahaan Otomobil                                   25,000              34
Public Bank                                           74,333              43
Resorts World Berhad                                  39,000              56
Rothmans of Pall Mall                                  8,000              71
Sime Darby                                            67,000              67
Technology Resources                                  30,000              24
Telekom Malaysia                                      76,500             170
Tenaga Nasional Berhad                                78,000             145
United Engineers                                      28,000              26
Ytl                                                   30,500              30
Ytl, Cl A*                                               250              --
Ytl  Warrants*                                         3,050               1
                                                                      ------
                                                                       1,224
                                                                      ------
NETHERLANDS--5.2%
ABN-Amro Holding                                      34,456             657
Ahold                                                 13,017             347
Akzo                                                   2,066             363
Elsevier                                              20,357             344
Getronics                                              2,211              76
Heineken                                               1,383             234
Hoogovens                                                754              34
Ing Groep                                             21,219             863
KLM                                                    2,713              98
Koninklijke KNP                                        3,119              67
Koninklijke Pakhoed Holdings                           1,867              51
KPN                                                   12,293             494
Phillips Electronics                                   8,824             583
Royal Dutch Petroleum                                 54,524           2,840
Unilever                                              16,192             942
Wolters Kluwer                                         1,761             233
                                                                      ------
                                                                       8,226
                                                                      ------
NEW ZEALAND--0.3%
Brierley Investment                                   66,325              47
Carter Holt Harvey                                    49,289              71
Fletcher Challenge Building                            3,165               9

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Fletcher Challenge Energy                              4,794          $   20
Fletcher Challenge Forest                             19,179              18
Fletcher Challenge Paper                               5,163               7
Lion Nathan                                           13,326              32
Telekom Corporation of New Zealand                    56,102             288
                                                                      ------
                                                                         492
                                                                      ------
NORWAY--0.5%
Bergesen, Cl A                                         2,400              62
Dyno Industrier                                        1,200              23
Hafslund ASA, Cl B                                     1,600               8
Hafslund Nycomed                                       3,850              23
Kvaerner                                               1,450              72
Norsk Hydro                                            6,650             343
Norske Skogindustrier ASA                                700              21
Orkla AS, Cl A                                         1,250             108
Petroleum Geo Service*                                 1,200              77
Uni-Storebrand, Cl A*                                  9,124              62
                                                                      ------
                                                                         799
                                                                      ------
SINGAPORE--0.9%
Neptune Orient                                        47,000              28
Asia Food & Property*                                    666              --
Asia Food & Property Warrants*                         2,900              --
City Developments                                     15,000              74
Cycle & Carriage                                       7,000              30
DBS Land                                              20,000              34
Development Bank of Singapore                         15,000             141
Fraser and Neave                                      10,000              50
Keppel                                                50,750             172
Natsteel                                              16,000              34
Overseas Chinese Banking                              20,135             121
Shangri La Hotel                                      13,200              25
Singapore International Airlines                      24,000             157
Singapore Press                                        7,000              96
Singapore Telecommunications                         187,000             361
United Industrial                                     77,000              36
United Overseas Bank                                  19,000             113
                                                                      ------
                                                                       1,472
                                                                      ------
SPAIN--2.5%
Zardoya Otis                                             404              47
Acerinox                                                 389              61
Argentaria                                             3,226             200
Autopistas Cesa                                        8,972             120
Banco Bilbao Vizcaya                                  17,585             532
Banco Central Hispano                                  7,850             151
Banco de Santander                                    12,413             376
Empresa Nacional de Electricidad                      26,984             508

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       14
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Financiera Alba                                          579          $   63
Fomento de Construction                                2,560             102
Gas Natural                                            3,756             186
Iberdola                                              19,705             252
Inmobiliaria Metro                                     1,062              46
Mapfre                                                 1,047              51
Repsol                                                 7,648             331
Tabacalera, Cl A                                       1,063              81
Telefonica de Espana                                  23,902             690
Union Electrica Fenosa                                 6,913              69
Vallehermoso                                           1,915              56
                                                                      ------
                                                                       3,922
                                                                      ------
SWEDEN--2.5%
ABB, Cl A                                             19,850             253
AGA, Cl A                                              3,958              53
AGA Free, Cl B                                         3,450              43
Asea, Cl B                                             5,500              68
Astra, Cl A                                           32,952             572
Astra, Cl B                                            7,933             133
Atlas, Cl A                                            4,120             127
Electrolux, Cl B                                       1,791             141
Ericsson, Cl B                                        24,227             989
Hennes & Mauritz                                       5,185             240
Scancem                                                1,200              46
Skandia Forrestry                                      2,566             135
Skandinaviska Enskilda Bank                           13,659             161
Skanska Free, Cl B                                     3,259             134
SKF, Cl B                                              3,000              70
Stora Kopparberg, Cl A                                 7,916             105
Svenska Cellulosa, Cl B                                5,710             125
Svenska Handlesbanken                                  5,551             196
Swedish Match                                         20,354              69
Trelleborg, Cl B                                       2,000              28
Volvo, Cl A                                            3,737              98
Volvo Free, Cl B                                       7,915             211
                                                                      ------
                                                                       3,997
                                                                      ------
SWITZERLAND--7.2%
Schindler                                                 25              28
Asea Brown Boveri Group                                  260             346
Adecco                                                   550             162
Alusuisse Lonza                                          120             110
CS Holdings, Registered                                5,974             875
Holderbank Fin Glarus                                    201             175
Nestle, Registered                                     1,020           1,503
Novartis                                               1,591           2,545
Novartis Bearer                                          164             262
Roche Holdings                                           178           1,595

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Roche Holdling, Bearer                                    40          $  609
Roche Warrants*                                          209              14
Sairgroup*                                                70              92
Schindler Holding                                         25              29
Schweiz Ruckversicherung                                 382             625
Schweizerischer Bkver                                    195               2
SMH, Registered                                          673              87
SMH Bearer                                               106              58
Societe Generale de Surveillance, Cl B                   116              44
Societe Generale de Surveillance, Registered              49              92
Swiss Bank                                             2,046             588
Union Bank of Switzerland, Bearer                        548             698
Union Bank of Switzerland, Registered                    695             176
Valora Holdings                                          280              59
Zurich Insurance                                       1,200             506
                                                                      ------
                                                                      11,280
                                                                      ------
UNITED KINGDOM--20.2%
Abbey National                                        36,083             576
Amersham International*                                   50               2
Anglian Water                                          6,437              88
Argos                                                  9,590             100
Associated British Foods                              30,765             284
Barclays Bank                                         37,844             913
Bass                                                  23,385             336
BAT Industries                                        78,155             702
BBA Group                                             18,021             114
BICC                                                   9,855              25
Blue Circle Industries                                24,518             141
Boc Group                                             11,781             188
Boots                                                 24,913             367
BPB Industries                                        17,071              98
Bg PLC                                                81,815             393
Thorn PLC                                              9,401              24
British Aerospace                                     12,447             340
British Airways                                       26,134             237
British Petroleum                                    145,382           1,989
British Sky Broadcasting                              42,649             317
British Steel                                         66,108             154
British Telecommunications                           160,470           1,239
BTR                                                  104,410             362
Burmah Castrol                                         6,361             106
Cable & Wireless                                      57,387             522
Cadbury Schweppes                                     24,924             259
Caradon                                               15,830              50
Carlton Communications                                13,900             107
Centrica *                                           100,004             145
Coats Viyella                                         22,869              39

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       15
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Commercial Union                                      17,556          $  242
Cortaulds                                             13,327              62
De La Rue                                              6,583              44
Electrocomponents                                      9,618              68
EMI Group                                             21,007             158
English China Clay                                    16,714              72
General Electric                                      72,094             469
GKN                                                    8,161             177
Glaxo Wellcome                                        88,266           1,938
Granada Group                                         22,687             325
Grand Metropolitan                                    52,092             474
Great Universal Stores                                27,164             319
Guardian Royal Exchange                               22,490             108
Guinness                                              48,937             444
Hammerson, Cl A                                       10,107              79
Hanson                                                16,883              86
Harrison & Crossfield                                 28,536              57
HSBC Holdings                                         21,759             555
Hsbc Holdings Hk$10                                   44,728           1,090
IMI                                                   11,909              72
Imperial Chemical                                     19,118             283
Sainsbury J                                           48,242             397
Johnson Matthey                                        4,897              45
Kingfisher                                            18,353             253
Ladbroke                                              32,996             150
Land Securities                                       23,205             380
Lasmo                                                 30,742             137
Legal & General Group                                 29,407             251
Lloyds TSB Group                                     133,478           1,522
Lonrho                                                19,560              30
Lucasvarity                                           37,089             119
Marks & Spencer                                       72,513             746
MEPC                                                  19,576             177
Mercury Asset Management                               4,495             128
National Grid Group                                   43,884             218
National Power                                        31,856             304
Next                                                  11,029             138
Pearson                                               17,897             249
Peninsular & Oriental                                 15,181             164
Pilkington                                            29,405              64
Provident                                             10,461             126
Prudential                                            50,752             547
Racal Electronics                                     13,747              51
Rank Group                                            24,954             146
Redland                                               15,199              88
Reed International                                    29,618             315
Reuters Holdings                                      44,023             497
Rexam                                                 16,437              80

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
RMC Group                                              6,560          $   99
Rolls Royce                                           41,604             167
Royal Bank of Scotland Group                          23,283             268
RTZ                                                   30,309             366
Safeway                                               28,310             155
Schroder                                               6,463             200
Scottish & Newcastle                                  17,126             203
Scottish Power                                        35,765             290
Sears                                                 63,876              53
Sedgwick Group                                        17,952              38
Slough Estates                                        15,750              92
Smithkline Beecham                                   138,696           1,289
Smiths Industries                                      6,467              85
Southern Electric                                     14,910             113
Sun Alliance Group                                    38,751             349
T & N                                                 14,489              61
Tate & Lyle                                           10,382              83
Tesco                                                 55,777             451
Thames Water                                           9,079             137
TI Group                                              10,548              85
Unilever PLC                                          82,736             652
United Biscuits                                       14,913              54
United Utilities                                      14,193             182
Vodafone Group                                        78,284             524
Wiggins Appleton                                      26,162              75
Williams Holdings                                     17,360              94
Wolseley                                              12,805             110
Zeneca Group                                          23,908             763
                                                                      ------
                                                                      31,699
                                                                      ------
TOTAL FOREIGN COMMON STOCKS
 (Cost $146,061)                                                     150,197
                                                                      ------
FOREIGN PREFERRED STOCKS--0.8%
AUSTRALIA--0.2%
Newscorp                                              49,655             241
                                                                      ------
GERMANY--0.6%
RWE                                                   10,800             437
SAP                                                      910             280
Volkswagen                                               350             161
                                                                      ------
                                                                         878
                                                                      ------
ITALY--0.0%
Fiat                                                  31,900              49
                                                                      ------
TOTAL FOREIGN PREFERRED STOCKS
 (Cost $914)                                                           1,168
                                                                      ------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       16
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                      INTERNATIONAL INDEX FUND (CONCLUDED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND--3.5%
First American Prime Obligations Fund (A)          5,516,351          $5,516
                                                                      ------
TOTAL RELATED PARTY MONEY MARKET FUND
 (Cost $5,516)                                                         5,516
                                                                      ------
TOTAL INVESTMENTS--99.8%
 (Cost $152,491)                                                     156,881
                                                                      ------
OTHER ASSETS AND LIABILITIES, NET--0.2%                                  366
                                                                      ------
NET ASSETS:
Portfolio Shares -- Institutional Class
 ($.0001 par value--2 billion authorized) based
 on 14,194,328 outstanding shares                                    147,613
Portfolio Shares -- Retail Class A
 ($.0001 par value--2 billion authorized) based
 on 116,143 outstanding shares                                         1,149
Portfolio Shares -- Retail Class B
 ($.0001 par value--2 billion authorized) based
 on 91 outstanding shares                                                  1
Undistributed net investment income                                    1,019
Accumulated net realized gain on investments and
 forward foreign currency contracts                                    3,083
Net unrealized appreciation on investments                             4,390
Net unrealized depreciation of forward foreign
 currency contracts, foreign currency and translation
 of other assets and liabilities in foreign currency                      (8)
                                                                      ------
TOTAL NET ASSETS--100.0%                                            $157,247
                                                                      ------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-- INSTITUTIONAL CLASS                              $  10.99
                                                                      ------
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE-- RETAIL CLASS A                                         $  10.94
MAXIMUM SALES CHARGE OF 4.50% (1)                                       0.52
                                                                      ------
OFFERING PRICE PER SHARE-- RETAIL CLASS A                           $  11.46
                                                                      ------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-- RETAIL CLASS B (2)                               $  10.99
                                                                      ------

*   Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.5%

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

(A) This money market fund is advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

Cl--Class

                              SMALL CAP VALUE FUND

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--93.9%
AIR TRANSPORTATION--0.2%
World Airways*                                       143,700      $    1,132
                                                                      ------
APPAREL/TEXTILES--1.1%
Hampshire Group Limited*                              53,800             995
Quaker Fabric*                                       134,300           2,636
Tarrant Apparel Group*                               126,900           1,904
                                                                      ------
                                                                       5,535
                                                                      ------
BANKS--6.7%
Astoria Financial                                     36,000           1,985
Eagle Financial                                       69,900           3,617
First Republic Bank*                                 180,700           4,992
ONBANCorp                                            106,500           7,162
TR Financial                                         218,400           7,180
UST                                                   69,530           1,847
Webster Financial                                     85,300           5,345
                                                                      ------
                                                                      32,128
                                                                      ------
CHEMICALS--2.3%
Borg Warner Security*                                436,600           7,804
Cambrex                                               34,300           1,556
CPAC*                                                151,500           1,610
                                                                      ------
                                                                      10,970
                                                                      ------
COMMUNICATIONS EQUIPMENT--1.1%
California Micro Devices*                             58,600             359
Comdial*                                             225,300           2,366
Nimbus CD International*                             254,800           2,516
                                                                      ------
                                                                       5,241
                                                                      ------
COMPUTERS & SERVICES--7.5%
BancTec*                                             123,805           3,064
Bell & Howell*                                       138,400           3,287
Concurrent Computer*                                 303,700             873
Dataflex*                                            278,200           1,165
Gatefield*                                           547,200             872
Government Technology Services*                      131,200             689
GSE Systems*                                         189,900             855
Kentek Information Systems                            81,000             628
Kofax Image Products*                                 50,000             425
National Computer Systems                             72,200           2,635
Olicom A/S*                                          291,700           8,386
Pioneer-Standard Electronics                         187,600           3,084
Plaintree Systems*                                    13,000              37
Pomeroy Computer Resources*                          269,825           6,746
Trigen Energy                                        129,600           2,973
TrueVision*                                           76,700             259
                                                                      ------
                                                                      35,978
                                                                      ------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       17
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                        SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.7%
BWay*                                                152,700      $    3,293
                                                                      ------
ELECTRICAL SERVICES--4 3%
El Paso Electric*                                    248,799           1,679
TNP Enterprises                                       81,900           2,252
Tucson Electric Power*                               968,020          16,819
                                                                      ------
                                                                      20,750
                                                                      ------
ENVIRONMENTAL SERVICES--0.4%
Heidemij N.V                                         178,100           1,959
                                                                      ------
FINANCIAL SERVICES--2.3%
Aames Financial                                       94,400           1,274
Franchise Mortgage Acceptance*                       234,900           4,111
Medallion Financial                                   44,200             950
Pacific Crest Capital*                                 1,000              16
Rockford Industries* (A)                             207,000           1,772
WFS Financial*                                       227,000           2,696
                                                                      ------
                                                                      10,819
                                                                      ------
FOOTWEAR--0.3%
K-Swiss, Cl A                                         75,200           1,231
                                                                      ------
GAS/NATURAL GAS--0.2%
Midcoast Energy Resources                             38,000             831
                                                                      ------
GLASS PRODUCTS--1.4%
Excel Industries                                     147,800           2,873
Libbey                                                99,800           3,942
                                                                      ------
                                                                       6,815
                                                                      ------
HAZARDOUS WASTE MANAGEMENT--0.4%
Air & Water Technologies*                          1,362,300           1,703
                                                                      ------
HOUSEHOLD FURNITURE & FIXTURES--0.7%
Stanley Furniture*                                   116,300           3,169
                                                                      ------
HOUSEHOLD PRODUCTS--0.7%
Acorn Products*                                       24,100             280
Thomas Industries                                     91,900           2,918
                                                                      ------
                                                                       3,198
                                                                      ------
HOUSING CONSTRUCTION--0.3%
Centex Construction Products                          44,500           1,363
Triad Park LLC*                                      100,400             127
                                                                      ------
                                                                       1,490
                                                                      ------
INSURANCE--12.1%
ACMAT, Cl A*                                          85,800           1,459
American Eagle Group*                                139,300               4
Amvestors Financial                                   81,400           1,786

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Chandler Insurance*                                   88,200       $     452
Conseco                                               15,000             698
Delphi Financial Group, Cl A*                        146,144           5,864
Enhance Financial Services Group                     161,100           9,001
Farm Family Holdings*                                 64,400           1,908
Fremont General                                      281,309          12,940
John Alden Financial                                 165,500           4,458
LaSalle Re Holdings                                  127,000           4,175
Orion Capital                                        105,824           4,769
Penn Treaty American*                                162,250           5,273
Philadelphia Consolidated Holding*                   186,200           3,049
SCPIE Holdings                                        59,700           1,664
Symons International Group*                           36,900             687
Westbridge Capital*                                  105,900              73
                                                                      ------
                                                                      58,260
                                                                      ------
LEASING & RENTING--0.6%
Leasing Solutions*                                    47,600           1,139
Willis Lease Finance*                                 80,700           1,594
                                                                      ------
                                                                       2,733
                                                                      ------
LEISURE--0.2%
Cross (A.T.), Cl A                                    95,600           1,034
                                                                      ------
LUMBER & WOOD PRODUCTS--0.7%
Synthetic Industries*                                119,800           3,474
                                                                      ------
MACHINERY--9.7%
Bridgeport Machines*                                 174,600           2,095
Brown & Sharpe Manufacturing, Cl A*                  333,300           3,416
Catalytica*                                          916,133           9,276
Central Sprinkler*                                    25,200             441
Dayton Superior*                                     152,600           2,594
Edelbrock*                                           105,400           1,686
MagneTek*                                            425,850           8,890
Moog, Cl A*                                          286,700          10,429
Park-Ohio Industries*                                182,300           3,304
Scotsman Industries                                   46,700           1,188
Unit Instruments*                                    131,300           1,379
Walbro                                               117,300           1,708
                                                                      ------
                                                                      46,406
                                                                      ------
MACHINERY, EXCEPT ELECTRICAL--0.3%
Foster (LB), Cl A*                                   252,500           1,341
                                                                      ------
MARINE TRANSPORTATION--0.2%
Anangel American Shipholdings, ADR                   101,200           1,012
                                                                      ------
MEASURING DEVICES--0.9%
Envirosource*                                        325,900             917
General Scanning*                                    138,200           3,628
                                                                      ------
                                                                       4,545
                                                                      ------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       18
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                        SMALL CAP FUND VALUE (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--2.8%
Cholestech*                                          299,300           3,966
Diagnostic Health Services*                          236,800           2,782
Maxxim Medical *                                       7,388             162
PolyMedica*                                          288,600           2,670
Spacelabs Medical*                                   160,900           3,459
Unison HealthCare*                                   171,100             299
                                                                      ------
                                                                      13,338
                                                                      ------
MISCELLANEOUS BUSINESS SERVICES--8.0%
American Software, Cl A*                             354,500           3,279
Borland International*                               458,800           4,645
Cimatron*                                            136,100             800
Coinmach Laundry*                                    110,100           2,230
Consilium*                                           169,600             551
Fourth Shift*                                        284,000             834
InteliData Technologies*                             162,800             356
Kronos*                                               69,500           2,172
Learmonth & Burchett Management
 Systems, ADR*                                       203,300             864
MacNeal-Schwendler*                                  196,000           1,997
May & Speh*                                          176,300           2,380
Mentor Graphics*                                      31,800             302
Micrografx*                                          235,600           2,224
Number Nine Visual Technology*                        74,700             196
PMT Services*                                        198,800           3,131
Sapiens International*                               245,600           1,857
Suiza Foods*                                          84,300           4,905
Triple P N.V.*                                       843,240           2,003
TRO Learning*                                        211,200           1,320
Wonderware*                                          128,500           2,345
                                                                      ------
                                                                      38,391
                                                                      ------
MISCELLANEOUS CONSUMER SERVICES--0.5%
Regis                                                 97,400           2,301
                                                                      ------
MISCELLANEOUS MANUFACTURING--4.0%
AFC Cable Systems*                                   183,750           4,915
Bonded Motors*                                        84,200             674
Commercial Metals                                     53,700           1,769
Matthews International, Cl A                          93,500           3,985
Morgan Products*                                     226,200           1,386
Simpson Manufacturing*                                66,400           2,283
Superior TeleCom*                                     62,700           2,402
Tredegar Industries                                   30,000           1,976
                                                                      ------
                                                                      19,390
                                                                      ------
MOTORCYCLES, BICYCLES & PARTS--0.6%
Cannondale*                                           59,100           1,230
Huffy                                                105,100           1,583
                                                                      ------
                                                                       2,813
                                                                      ------

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
OFFICE FURNITURE & FIXTURES--0.4%
Shelby Williams Industries                           122,500        $  1,991
                                                                      ------
PAPER COATED AND LAMINATED--0.2%
FiberMark*                                            54,750           1,160
                                                                      ------
PETROLEUM & FUEL PRODUCTS--2.7%
Forest Oil*                                          259,760           4,140
Meridian Resources*                                  116,424           1,244
Nordic American Tanker Shipping                      321,900           5,633
Titan Exploration*                                   162,500           1,930
                                                                      ------
                                                                      12,947
                                                                      ------
PETROLEUM REFINING--0.4%
Abacan Resource*                                     407,900             943
Hugoton Energy*                                      121,400           1,176
                                                                      ------
                                                                       2,119
                                                                      ------
PRINTING & PUBLISHING--0.8%
Devon Group*                                          58,800           2,440
Topps*                                               628,200           1,610
                                                                      ------
                                                                       4,050
                                                                      ------
PROFESSIONAL SERVICES--0.6%
Complete Management*                                 148,900           2,475
Guy F. Atkinson*                                     135,600             483
                                                                      ------
                                                                       2,958
                                                                      ------
REAL ESTATE INVESTMENT TRUST--3.7%
Chelsea GCA Realty                                    69,000           2,622
Highwoods Properties                                  92,000           3,306
Lexington Corporate Properties                       104,600           1,523
OMEGA Healthcare Investors                           127,900           4,628
RFS Hotel Investors                                   61,600           1,170
Shurgard Storage Centers                              95,600           2,635
Walden Residential Properties                         63,300           1,543
Winston Hotels                                        33,300             466
                                                                      ------
                                                                      17,893
                                                                      ------
RETAIL--4.9%
Apple South                                          255,300           4,691
Bacou USA*                                            84,800           1,442
Deckers Outdoor*                                      95,300             792
Drug Emporium*                                       581,800           2,255
Finish Line, Cl A*                                    47,100             895
Finlay Enterprises*                                  212,100           4,560
Friedman's, Cl A*                                     83,200           1,217
Genovese Drug Stores, Cl A                           154,770           2,825
Marks Brothers Jewelers*                              56,200             843
Moovies*                                             145,800             191

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       19
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                        SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
--------------------------------------------------------------------------------
Piercing Pagoda*                                      81,400    $      2,157
Sound Advice*                                        141,100             229
Strouds*                                             238,800             463
Video Update, Cl A*                                  269,900             709
West Coast Entertainment*                             97,700             165
                                                                      ------
                                                                      23,434
                                                                      ------
SEMI-CONDUCTORS/INSTRUMENTS--3.8%
Applied Magnetics*                                   599,975          10,125
Continental Circuits*                                 77,500           1,414
FEI*                                                 130,000           2,145
IEC Electronics*                                      85,900           1,289
Planar Systems*                                      178,000           2,114
Praegitzer Industries*                                91,300           1,141
                                                                      ------
                                                                      18,228
                                                                      ------
SINGLE FAMILY HOUSING CONSTRUCTION--0.5%
Continental Homes Holding                             76,100           2,478
                                                                      ------
STEEL & STEEL WORKS--1 3%
Kentucky Electric Steel*                             105,900             728
Northwest Pipe*                                      198,300           4,511
Republic Engineered Steels*                          558,700             838
                                                                      ------
                                                                       6,077
                                                                      ------
TESTING LABORATORIES--0.5%
Roberts Pharmaceutical*                              224,200           2,326
                                                                      ------
TRUCKING--2.0%
Budget Group, Cl A*                                  254,600           9,038
Simon Transportation Services*                         1,500              35
Supreme Industries*                                   82,290             735
                                                                      ------
                                                                       9,808
                                                                      ------
WHOLESALE--0.9%
Performance Food Group*                               96,800           2,033
Rykoff-Sexton                                         97,500           2,188
                                                                      ------
                                                                       4,221
                                                                      ------
TOTAL COMMON STOCKS
 (Cost $313,764)                                                     450,970
                                                                      ------
WARRANTS--0.0%
CONSUMER PRODUCTS--0.0%
Sound Advice*                                            505              --
                                                                      ------
TOTAL WARRANTS
 (Cost $0)                                                                --
                                                                      ------

DESCRIPTION                                       PAR (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS--2.1%
Aames Financial, 53.5619 Shares
  5.500%,  03/15/06                                    $ 390        $    348
Complete Management, 62.5000 Shares
  8.000%,  12/15/03                                      595             656
Complete Management, 71.4286 Shares
  8.000%,  08/15/03                                    1,170           1,430
Drug Emporium, 65.1466 Shares
  7.750%,  10/01/14                                      740             629
Leasing Solutions, 28.6533 Shares
  6.875%,  10/01/03                                      455             446
MacNeal-Schwendler, 66 0066 Shares
  7.875%,  08/18/04                                    1,025           1,033
Maxxim Medical, 55.5555 Shares
  6.750%,  03/01/03                                      249             303
Recognition International, 35.2236 Shares
  7.250%,  04/15/11                                    1,695           1,712
Titan, 285.7143 Shares
  8.250%,  11/01/03                                    1,935           3,616
                                                                      ------
TOTAL CONVERTIBLE BONDS
 (Cost $7,641)                                                        10,173
                                                                      ------
RELATED PARTY MONEY MARKET FUNDS--4.9%
First American Government
 Obligations Fund (B)                              3,350,160           3,350
First American Prime
 Obligations Fund (B)                             20,000,000          20,000
                                                                      ------
TOTAL RELATED PARTY MONEY MARKET FUNDS
 (Cost $23,350)                                                       23,350
                                                                      ------
TOTAL INVESTMENTS--100.9%
 (Cost $344,755)                                                     484,493
                                                                      ------
OTHER ASSETS AND LIABILITIES, NET--(0.9%)                             (4,252)
                                                                      ------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       20
                            STATEMENTS OF NET ASSETS
                                November 30, 1997

                        SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                                       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares -- Institutional Class
 ($.0001 par value -- 2 billion authorized) based
 on 25,279,446 outstanding shares                                   $290,442
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized) based
 on 1,054,515 outstanding shares                                      13,945
Portfolio Shares-- Retail Class B
 ($.0001 par value-- 2 billion authorized) based
 on 55 outstanding shares                                                  1
Accumulated net investment loss                                         (150)
Accumulated net realized gain on investments                          36,265
Net unrealized appreciation of investments                           139,738
                                                                      ------
TOTAL NET ASSETS--100.0%                                            $480,241
                                                                      ------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-- INSTITUTIONAL CLASS                              $  18.23
                                                                      ------
NET ASSET VALUE AND REDEMPTION PRICE
 PER SHARE-- RETAIL CLASS A                                         $  18.20
MAXIMUM SALES CHARGE OF 4.50% (1)                                       0.86
                                                                      ------
OFFERING PRICE PER SHARE-- RETAIL CLASS A                           $  19.06
                                                                      ------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE-- RETAIL CLASS B (2)                               $  18.23
                                                                      ------

*   Non-income producing security

(1) The offer price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.50%

(2) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.

ADR--American Depository Receipt

Cl--Class

(A) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940 at or during the period ended November 30, 1997. The number of shares held at July 31, 1997 was 204,000. 3,000 additional shares were purchased during the four month period ending November 30, 1997. No dividends, realized gains or losses were recognized throughout the period.

(B) These money market funds are advised by U.S. Bank National Association who also serves as Adviser for this Fund. See the Notes to the Financial Statements for additional information.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       21
                         STATEMENTS OF OPERATIONS (000)

                                                                TAX FREE              INTERNATIONAL
                                                             OBLIGATIONS FUND           INDEX FUND
                                                          .....................    ...................
                                                            8/1/97      8/1/96       8/1/97     8/1/96
                                                                to          to           to         to
                                                          11/30/97     7/31/97     11/30/97    7/31/97
                                                          --------     -------     --------    -------
INVESTMENT INCOME:
 Interest                                                    $ 488      $1,387     $    110     $   --
 Dividends                                                      --          --        1,325      3,784
 Less: Foreign taxes withheld                                   --          --         (164)      (546)
                                                             -----      ------     --------    -------
TOTAL INVESTMENT INCOME                                        488       1,387        1,271      3,238
                                                             =====      ======     ========    =======
EXPENSES:
 Investment advisory fees                                       46         134          408      1,036
 Waiver of investment advisory fees                            (45)       (134)        (198)      (518)
 Administrator fees                                             17          50           87        224
 Accounting fees                                                20          62           62        188
 Transfer agent fees                                            13          48           19         59
 Custodian fees                                                  1          12           36        130
 Directors' fees                                                 1           2            2          8
 Registration fees                                               7           1           17         39
 Professional fees                                               2           9            3         25
 Printing                                                        3           1            4         60
 Distribution fees                                              44         138            1          4
 Other                                                          --           2            2          4
                                                             -----      ------     --------    -------
TOTAL NET EXPENSES                                             109         325          443      1,259
                                                             =====      ======     ========    =======
 Investment income (loss) -- net                               379       1,062          828      1,979
                                                             -----      ------     --------    -------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS -- NET:
 Net realized gain (loss) on investments                        --          (1)       3,662       (315)
 Net realized loss on forward foreign currency contracts
 and foreign currency transactions                              --          --         (142)       (97)
 Net change in unrealized appreciation (depreciation) of
 investments                                                    --          --      (28,010)    28,681
 Net change in unrealized appreciation (depreciation) on
 forward foreign currency contracts, foreign currency and
 translation of other assets and liabilities in foreign
 currency                                                       --          --            5         (5)
                                                             -----      ------     --------    -------
NET GAIN (LOSS) ON INVESTMENTS                                  --          (1)     (24,485)    28,264
                                                             =====      ======     ========    =======
NET INCREASE (DECREASE) NET ASSETS RESULTING FROM
OPERATIONS                                                   $ 379      $1,061     $(23,657)   $30,243
                                                             =====      ======     ========    =======

                        WIDE TABLE CONTINUED FROM ABOVE

                                                                SMALL CAP
                                                                VALUE FUND
                                                          ......................
                                                            8/1/97       8/1/96
                                                                to           to
                                                          11/30/97      7/31/97
                                                           -------     --------

INVESTMENT INCOME:
 Interest                                                  $   456     $  1,698
 Dividends                                                   1,169        3,342
 Less: Foreign taxes withheld                                   --          (13)
                                                           -------     --------
TOTAL INVESTMENT INCOME                                      1,625        5,027
                                                           =======     ========
EXPENSES:
 Investment advisory fees                                    1,289        3,063
 Waiver of investment advisory fees                             (1)          --
 Administrator fees                                            209          498
 Accounting fees                                                47          130
 Transfer agent fees                                            49          109
 Custodian fees                                                 49          115
 Directors' fees                                                 5           17
 Registration fees                                              38           42
 Professional fees                                               1           61
 Printing                                                       30           26
 Distribution fees                                              23           52
 Other                                                          --            8
                                                           -------     --------
TOTAL NET EXPENSES                                           1,739        4,121
                                                           =======     ========
 Investment income (loss) -- net                              (114)         906
                                                           -------     --------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS -- NET:
 Net realized gain (loss) on investments                     2,299       40,605
 Net realized loss on forward foreign currency contracts
 and foreign currency transactions                              --           --
 Net change in unrealized appreciation (depreciation) of
 investments                                                 8,373       94,682
 Net change in unrealized appreciation (depreciation) on
 forward foreign currency contracts, foreign currency and
 translation of other assets and liabilities in foreign
 currency                                                       --           --
                                                           -------     --------
NET GAIN (LOSS) ON INVESTMENTS                              10,672      135,287
                                                           =======     ========
NET INCREASE (DECREASE) NET ASSETS RESULTING FROM
OPERATIONS                                                 $10,558     $136,193
                                                           =======     ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       22
                   STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                           TAX FREE                     INTERNATIONAL
                                                                       OBLIGATIONS FUND                   INDEX FUND
                                                               ................................    ......................
                                                                 8/1/97      8/1/96      8/1/95       8/1/97       8/1/96
                                                                     to          to          to           to           to
                                                               11/30/97     7/31/97     7/31/96     11/30/97      7/31/97
                                                               --------    --------    --------    ---------    ---------
 OPERATIONS:
 Investment income (loss) -- net                               $    379    $  1,062    $  1,042    $     828    $   1,979
 Net realized gain (loss) on investments                             --          (1)          1        3,662         (315)
 Net realized loss on forward foreign currency contracts and
 foreign currency transactions                                       --          --          --         (142)         (97)
 Net change in unrealized appreciation (depreciation) of
 investments                                                         --          --          --      (28,010)      28,681
 Net change unrealized appreciation (depreciation) on
 forward foreign currency contracts, foreign currency and
 translation of other assets and liabilities in foreign
 currency                                                            --          --          --            5           (5)
                                                               --------    --------    --------    ---------    ---------
 Net increase (decrease) in net assets resulting from
 operations                                                         379       1,061       1,043      (23,657)      30,243
                                                               --------    --------    --------    ---------    ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment Income -- net:
  Institutional Class                                               (94)       (186)        (74)        (512)      (1,705)
  Retail Class A                                                   (287)       (876)       (968)          (3)         (14)
  Retail Class B                                                     --          --          --           --           --
  Corporate Trust class                                              --          --          --           --           --
 Net realized gain on investments:
  Institutional Class                                                --          --          --           --         (310)
  Retail Class A                                                     --          --          --           --           (4)
  Retail Class B                                                     --          --          --           --           --
  Corporate Trust class                                              --          --          --           --           --
 Distributions in excess of realized capital gains:
  Institutional Class                                                --          --          --           --         (120)
  Retail Class A                                                     --          --          --           --           (2)
  Retail Class B                                                     --          --          --           --           --
  Corporate Trust Class                                              --          --          --           --           --
                                                               --------    --------    --------    ---------    ---------
 TOTAL DISTRIBUTIONS                                               (381)     (1,062)     (1,042)        (515)      (2,155)
                                                               ========    ========    ========    =========    =========
 CAPITAL SHARE TRANSACTIONS(1):
 Institutional Class:
  Proceeds from sales                                            13,113      40,937      30,632       34,854       80,334
  Reinvestment of distributions                                      62         112          62          333        1,523
  Payments for redemptions                                      (11,608)    (35,807)    (28,062)     (65,749)     (41,656)
                                                               --------    --------    --------    ---------    ---------
 Increase (decrease) in net assets from Institutional class
 transactions                                                     1,567       5,242       2,632      (30,562)      40,201
                                                               --------    --------    --------    ---------    ---------
 Retail Class A:
  Proceeds from sales                                            13,623      53,776      64,493           49          400
  Reinvestment of distributions                                     295         854         991            3           19
  Payments for redemptions                                      (16,923)    (53,104)    (68,911)        (215)      (1,047)
                                                               --------    --------    --------    ---------    ---------
 Increase (decrease) in net assets from Retail class A
 transactions                                                    (3,005)      1,526      (3,427)        (163)        (628)
                                                               --------    --------    --------    ---------    ---------
 Retail Class B:
  Proceeds from sales                                                 1          --          --            1           --
  Reinvestment of distributions                                      --          --          --           --           --
  Payments for redemptions                                           --          --          --           --           --
                                                               --------    --------    --------    ---------    ---------
 Increase in net assets from Retail class B transactions              1          --          --            1           --
                                                               --------    --------    --------    ---------    ---------
 Increase (decrease) in net assets from capital share
 transactions                                                    (1,437)      6,768        (795)     (30,724)      39,573
                                                               --------    --------    --------    ---------    ---------
 Total increase (decrease) in net assets                         (1,439)      6,767        (794)     (54,896)      67,661
 NET ASSETS AT BEGINNING OF PERIOD                               40,805      34,038      34,832      212,143      144,482
                                                               ========    ========    ========    =========    =========
 NET ASSETS AT END OF PERIOD                                   $ 39,366    $ 40,805    $ 34,038    $ 157,247    $ 212,143
                                                               ========    ========    ========    =========    =========
(1)CAPITAL SHARE TRANSACTIONS:
 Institutional class:
  Shares issued                                                  13,113      40,937      30,632        3,022        7,211
  Shares issued in lieu of cash distributions                        62         112          62           28          137
  Shares redeemed                                               (11,608)    (35,807)    (28,062)      (5,882)      (3,656)
                                                               --------    --------    --------    ---------    ---------
 TOTAL INSTITUTIONAL CLASS TRANSACTIONS                           1,567       5,242       2,632       (2,832)       3,692
                                                               ========    ========    ========    =========    =========
 Retail Class A:
  Shares issued                                                  13,624      53,776      64,493            4           36
  Shares issued in lieu of cash distributions                       295         854         991           --            2
  Shares redeemed                                               (16,922)    (53,104)    (68,911)         (18)         (96)
                                                               --------    --------    --------    ---------    ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                               (3,003)      1,526      (3,427)         (14)         (58)
                                                               ========    ========    ========    =========    =========
 Retail Class B:
  Shares issued                                                       1          --          --           --           --
  Shares issued in lieu of cash distributions                        --          --          --           --           --
  Shares redeemed                                                    --          --          --           --           --
                                                               --------    --------    --------    ---------    ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                                    1          --          --           --           --
                                                               ========    ========    ========    =========    =========
 NET INCREASE (DECREASE) IN CAPITAL SHARES                       (1,435)      6,768        (795)      (2,846)       3,634
                                                               ========    ========    ========    =========    =========


                       [WIDE TABLE CONTINUED FROM ABOVE]

                                                           INTERNATIONAL                 SMALL CAP
                                                              INDEX FUND                 VALUE FUND
                                                               .........    ...................................
                                                                  8/1/95       8/1/97        8/1/96      8/1/95
                                                                      to           to            to          to
                                                                 7/31/96     11/30/97       7/31/97     7/31/96
                                                               ---------    ---------    ----------   ---------
 OPERATIONS:
 Investment income (loss) -- net                               $   1,277    $    (114)   $     906    $   1,063
 Net realized gain (loss) on investments                             315        2,299       40,605       34,452
 Net realized loss on forward foreign currency contracts and
 foreign currency transactions                                      (231)          --           --           --
 Net change in unrealized appreciation (depreciation) of
 investments                                                       1,149        8,373       94,682       (2,468)
 Net change unrealized appreciation (depreciation) on
 forward foreign currency contracts, foreign currency and
 translation of other assets and liabilities in foreign
 currency                                                              3           --           --           --
                                                               ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets resulting from
 operations                                                        2,513       10,558      136,193       33,047
                                                               ---------    ---------    ---------    ---------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment Income -- net:
  Institutional Class                                               (542)         (93)      (1,010)      (1,050)
  Retail Class A                                                      (9)          --          (13)         (13)
  Retail Class B                                                      --           --           --           --
  Corporate Trust class                                               --           --           --           --
 Net realized gain on investments:
  Institutional Class                                                 (2)          --      (33,661)         (28)
  Retail Class A                                                      --           --       (1,347)          --
  Retail Class B                                                      --           --           --           --
  Corporate Trust class                                               --           --           --           --
 Distributions in excess of realized capital gains:
  Institutional Class                                                 --           --           --      (17,879)
  Retail Class A                                                      --           --           --         (320)
  Retail Class B                                                      --           --           --           --
  Corporate Trust Class                                               --           --           --           --
                                                               ---------    ---------    ---------    ---------
 TOTAL DISTRIBUTIONS                                                (553)         (93)     (36,031)     (19,290)
                                                               =========    =========    =========    =========
 CAPITAL SHARE TRANSACTIONS(1):
 Institutional Class:
  Proceeds from sales                                             90,542      117,751      173,955      117,311
  Reinvestment of distributions                                      461           82       32,450       18,872
  Payments for redemptions                                       (10,495)    (116,562)    (150,179)     (61,656)
                                                               ---------    ---------    ---------    ---------
 Increase (decrease) in net assets from Institutional class
 transactions                                                     80,508        1,271       56,226       74,527
                                                               ---------    ---------    ---------    ---------
 Retail Class A:
  Proceeds from sales                                              2,834       18,971       52,025        9,667
  Reinvestment of distributions                                        7           --        1,289          331
  Payments for redemptions                                          (920)     (22,884)     (45,325)      (1,437)
                                                               ---------    ---------    ---------    ---------
 Increase (decrease) in net assets from Retail class A
 transactions                                                      1,921       (3,913)       7,989        8,561
                                                               ---------    ---------    ---------    ---------
 Retail Class B:
  Proceeds from sales                                                 --            1           --           --
  Reinvestment of distributions                                       --           --           --           --
  Payments for redemptions                                            --           --           --           --
                                                               ---------    ---------    ---------    ---------
 Increase in net assets from Retail class B transactions              --            1           --           --
                                                               ---------    ---------    ---------    ---------
 Increase (decrease) in net assets from capital share
 transactions                                                     82,429       (2,641)      64,215       83,088
                                                               ---------    ---------    ---------    ---------
 Total increase (decrease) in net assets                          84,389        7,824      164,377       96,845
 NET ASSETS AT BEGINNING OF PERIOD                                60,093      472,417      308,040      211,195
                                                               =========    =========    =========    =========
 NET ASSETS AT END OF PERIOD                                   $ 144,482    $ 480,241    $ 472,417    $ 308,040
                                                               =========    =========    =========    =========
(1)CAPITAL SHARE TRANSACTIONS:
 Institutional class:
  Shares issued                                                    8,542        6,328       11,349        8,469
  Shares issued in lieu of cash distributions                         44            4        2,252        1,469
  Shares redeemed                                                   (984)      (6,230)      (9,756)      (4,421)
                                                               ---------    ---------    ---------    ---------
 TOTAL INSTITUTIONAL CLASS TRANSACTIONS                            7,602          102        3,845        5,517
                                                               =========    =========    =========    =========
 Retail Class A:
  Shares issued                                                      275        1,021        3,332          696
  Shares issued in lieu of cash distributions                         --           --           90           26
  Shares redeemed                                                    (89)      (1,225)      (2,899)        (105)
                                                               ---------    ---------    ---------    ---------
 TOTAL RETAIL CLASS A TRANSACTIONS                                   186         (204)         523          617
                                                               =========    =========    =========    =========
 Retail Class B:
  Shares issued                                                       --           --           --           --
  Shares issued in lieu of cash distributions                         --           --           --           --
  Shares redeemed                                                     --           --           --           --
                                                               ---------    ---------    ---------    ---------
 TOTAL RETAIL CLASS B TRANSACTIONS                                    --           --           --           --
                                                               =========    =========    =========    =========
 NET INCREASE (DECREASE) IN CAPITAL SHARES                         7,788         (102)       4,368        6,134
                                                               =========    =========    =========    =========

Includes undistributed net investment income (000) of $2, $4, and $0 for Tax Free Obligations, $1,019, $706 and $543 for International Index Fund and accumulated net investment loss of $(150) and undistributed net investment income of $57 and $175 for Small Cap Value Fund for November 30, 1997, July 31, 1997, and July 31, 1996, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       23
                              FINANCIAL HIGHLIGHTS
                   For the periods ended November 30, 1997 and
                  For a share outstanding throughout the period

                                               REALIZED AND
                      NET ASSET                 UNREALIZED     DIVIDENDS                   DISTRIBUTIONS
                        VALUE         NET        GAINS OR      FROM NET    DISTRIBUTIONS     IN EXCESS
                      BEGINNING   INVESTMENT    (LOSSES) ON   INVESTMENT        FROM        OF REALIZED
                      OF PERIOD     INCOME      INVESTMENT      INCOME    CAPITAL GAINS        GAINS
                     ...................................................................................
TAX FREE OBLIGATIONS FUND(A)
 INSTITUTIONAL CLASS
    1997(1)            $  1.00     $ 0.011       $    --       $ (0.011)     $     --        $     --
    1997(2)               1.00       0.031            --         (0.031)           --              --
    1996(2)               1.00       0.032            --         (0.032)           --              --
    1995(2)(3)            1.00       0.019            --         (0.019)           --              --
 RETAIL CLASS A
    1997(1)            $  1.00     $ 0.010       $    --       $ (0.010)     $     --        $     --
    1997(2)               1.00       0.027            --         (0.027)           --              --
    1996(2)               1.00       0.028            --         (0.028)           --              --
    1995(2)(3)            1.00       0.017            --         (0.017)           --              --
 CORPORATE TRUST CLASS
    1997(4)            $  1.00      $ 0.00       $    --       $ (0.000)     $     --        $     --
INTERNATIONAL INDEX FUND(B)
 INSTITUTIONAL CLASS
    1997(1)            $ 12.37      $ 0.06       $ (1.41)      $  (0.03)     $     --        $     --
    1997(2)              10.69        0.13          1.70          (0.12)        (0.02)          (0.01)
    1996(2)              10.48        0.09          0.18          (0.06)           --              --
    1995(2)(5)           10.00        0.01          0.47             --            --              --
 RETAIL CLASS A
    1997(1)            $ 12.32      $ 0.05       $ (1.41)      $  (0.02)     $     --        $     --
    1997(2)              10.64        0.10          1.70          (0.09)        (0.02)          (0.01)
    1996(2)              10.45        0.07          0.17          (0.05)           --              --
    1995(2)(5)           10.00          --          0.45             --            --              --
 RETAIL CLASS B
    1997(6)            $ 11.08      $ 0.00       $ (0.09)      $     --      $     --        $     --
SMALL CAP VALUE FUND(B)
 INSTITUTIONAL CLASS
    1997(1)            $ 17.87     $ (0.01)      $  0.37       $     --      $     --        $     --
    1997(2)              13.96        0.04          5.43          (0.04)        (1.52)             --
    1996(2)              13.26        0.06          1.81          (0.06)        (1.11)             --
    1995(2)(7)           10.00        0.13          3.30          (0.12)        (0.05)             --
 RETAIL CLASS A
    1997(1)            $ 17.86     $ (0.03)      $  0.37       $     --      $     --        $     --
    1997(2)              13.95        0.01          5.43          (0.01)        (1.52)             --
    1996(2)              13.23        0.04          1.83          (0.04)        (1.11)             --
    1995(2)(7)           10.00        0.09          3.29          (0.10)        (0.05)             --
 RETAIL CLASS B
    1997(6)            $ 18.36     $ (0.00)      $ (0.13)      $     --      $     --        $     --


                        WIDE TABLE CONTINUED FROM ABOVE
                                                                                               RATIO OF
                                                                               RATIO OF NET   EXPENSES TO
                      NET ASSET                                    RATIO OF     INVESTMENT      AVERAGE
                        VALUE                      NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS   PORTFOLIO    AVERAGE
                        END OF        TOTAL          END OF        AVERAGE        AVERAGE     (EXCLUDING    TURNOVER   COMMISSION
                        PERIOD      RETURN(C)     PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)       RATE      RATE(D)
                     ...........................................................................................................
TAX FREE OBLIGATIONS FUND(A)
 INSTITUTIONAL CLASS
    1997(1)            $  1.00        1.08%+        $ 10,703         0.64%          3.09%         0.97%      N/A         N/A
    1997(2)               1.00        3.17             9,137         0.48           3.13          0.83       N/A         N/A
    1996(2)               1.00        3.22             3,895         0.41           2.92          0.79       N/A         N/A
    1995(2)(3)            1.00        1.88 +           1,264         0.59           3.38          0.94       N/A         N/A
 RETAIL CLASS A
    1997(1)            $  1.00        0.96%+        $ 28,662         0.89%          2.83%         1.23%      N/A         N/A
    1997(2)               1.00        2.76            31,668         0.88           2.73          1.23       N/A         N/A
    1996(2)               1.00        2.81            30,143         0.89           2.78          1.25       N/A         N/A
    1995(2)(3)            1.00        1.66 +          33,569         1.00           2.98          1.36       N/A         N/A
 CORPORATE TRUST CLASS
    1997(4)            $  1.00        0.04%+        $      1         0.60%          3.20%         9.07%      N/A         N/A
INTERNATIONAL INDEX FUND(B)
 INSTITUTIONAL CLASS
    1997(1)            $ 10.99      (10.93)%+       $155,976         0.66%          1.23%         0.95%         0%     $0.0207
    1997(2)              12.37       17.24           210,538         0.73           1.15          1.03          3       0.0241
    1996(2)              10.69        2.56           142,478         0.81           1.18          1.10          6       0.0221
    1995(2)(5)           10.48        4.80 +          60,073         1.18           1.32          1.39          0         N/A
 RETAIL CLASS A
    1997(1)            $ 10.94      (11.03)%+       $  1,270         0.92%          0.98%         1.21%         0%     $0.0207
    1997(2)              12.32       17.03             1,605         0.98           0.90          1.28          3       0.0241
    1996(2)              10.64        2.29             2,005         1.06           0.84          1.35          6       0.0221
    1995(2)(5)           10.45        4.50 +              20         1.40           0.23          1.54          0         N/A
 RETAIL CLASS B
    1997(6)            $ 10.99      ( 0.36)%+       $      1         1.29%          0.00%         1.29%         0%     $0.0207
SMALL CAP VALUE FUND(B)
 INSTITUTIONAL CLASS
    1997(1)            $ 18.23        2.01%+        $461,046         1.06%         (0.06)%        1.06%         3%     $0.0638
    1997(2)              17.87       41.96           449,988         1.06           0.25          1.06         29       0.0519
    1996(2)              13.96       14.94           297,793         1.08           0.41          1.08         34       0.0398
    1995(2)(7)           13.26       34.76 +         209,626         0.60           1.20          1.17         37         N/A
 RETAIL CLASS A
    1997(1)            $ 18.20        1.90%+        $ 19,194         1.37%         (0.38)%        1.37%         3%     $0.0638
    1997(2)              17.86       41.71            22,429         1.31           0.01          1.31         29       0.0519
    1996(2)              13.95       14.93            10,247         1.33           0.14          1.33         34       0.0398
    1995(2)(7)           13.23       34.29 +           1,569         1.11           0.63          1.38         37         N/A
 RETAIL CLASS B
    1997(6)            $ 18.23      ( 0.70)%+       $      1         1.90%         (1.53)%        1.90%         3%     $0.0638

+   Returns are for the periods indicated and have not been annualized.

(A) The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A and Y shares. The assets of Qualivest Tax Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) Class A shares of the Qualivest Tax-Free Money Market Fund were exchanged for Class A shares of Tax Free Obligations Fund; and (ii) Qualivest Class Y and Class Q shares were exchanged for Class C shares of Tax Free Obligations Fund.

(B) The financial highlights for International Index Fund and Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest International Opportunities Fund and Qualivest Small Companies Fund Class A and Y shares. The assets of International Opportunities Fund and Small Companies Fund were acquired by International Index Fund and Small Cap Value Fund on November 21, 1997. In connection with such acquisition,
    (i) Class A and Class C shares of the Qualivest International Opportunities Fund and Qualivest Small Companies Fund were exchanged for Class A shares of International Index Fund and Small Cap Value Fund; and (ii) Qualivest Class Y shares were exchanged for Class C shares of International Index Fund and Small Cap Value Fund.

(C) Excluding sales charges.

(D) Beginning in 1996, average commission rate paid per share is disclosed for all applicable security purchases and sales subject to commissions. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

(1) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from July 31 to November 30, effective November 30, 1997.

(2) For the period ended July 31.

(3) Commenced operations January 9, 1995. All ratios for the period have been annualized.

(4) Commenced operations November 26, 1997. All ratios for the period have been annualized.

(5) Commenced operations July 3, 1995. All ratios for the period have been annualized.

(6) Commenced operations November 24, 1997. All ratios for the period have been annualized.

(7) Commenced operations August 1, 1994. All ratios for the period have been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       24
                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 1997

1   ORGANIZATION

The Tax Free Obligations Fund (formerly the Qualivest Tax Free Money Market
Fund) is a fund offered by First American Funds, Inc. (FAF). The International Index Fund (formerly the Qualivest International Opportunities Fund) and Small Cap Value Fund (formerly the Qualivest Small Companies Value Fund) are funds offered by First American Investment Funds, Inc. (FAIF). FAF and FAIF (collectively the "Funds") are registered under the Investment Company Act of 1940, as amended, as open end, management investment companies. The Funds' articles of incorporation permit the Board of Directors to create additional funds in the future. The creation of these funds is the result of the reorganization of the Qualivest Funds into First American Family of Funds.

FAF offers Class A, Class B (Class B shares are not offered by the Tax Free Obligations Fund), Class C and Class D shares. Class C and D shares are offered only to qualifying institutional investors.

FAIF offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares have no sales charge and are offered only to qualifying institutional investors.

Each Fund's prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF and FAIF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.



2   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION -- Investment securities held by FAF are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

Security valuations for FAIF investments are furnished by an independent pricing service that has been approved by the Board of Directors. Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Each Fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for FAF Tax Free Obligations Fund are declared on a daily basis and are payable on the first business day of the following month.

International Index Fund and Small Cap Value Fund declare and pay dividends from income quarterly, if any.

Any net realized capital gains on sales of securities for a fund are distributed to shareholders at least annually.

                                       25
                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 1997

FEDERAL TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. The differences are primarily due to wash sales, foreign currency gains and losses, the "marked-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes, the character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FOREIGN CURRENCY TRANSLATION -- The books and records of FAIF's International Index Fund are maintained in U.S. dollars on the following bases:

       (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

       (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Index Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Index Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Index Fund enters into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded as the International Index Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The International Index Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. There were no forward foreign currency contracts outstanding at November 30, 1997.

EXPENSES -- Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class specific distribution fees are borne by that class. Income, other expenses and realized and unrealized gains and losses of a fund are allocated to the respective class on the basis of the relative net assets each day.

RECLASSIFICATIONS -- Certain prior year amounts have been reclassified to conform to the current year presentation.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

                                       26
                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 1997

3   FEES AND EXPENSES

On August 1, 1997, U.S. Bancorp, the parent company of Qualivest, merged with First Bank System, Inc., which then changed its name to U.S. Bancorp. From August 1, 1997 to November 21, 1997 and November 25, 1997, with respect to Tax Free Obligations Fund, the funds operated under an interim investment advisory agreement, which was approved by each Fund's Board of Directors, whereby the Adviser, U.S. Bank National Association, received fees based on the following contractual rates: Tax Free Obligations Fund 0.35%, International Index Fund 0.60%, and Small Cap Value Fund 0.80%.

Effective November 21, 1997 and November 25, 1997, with respect to Tax Free Obligations Fund, the date of the reorganization of the Qualivest Funds into the First American Family of Funds, the investment advisory agreement of the First American Funds went into effect.

Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for Tax Free Obligations Fund is equal to an annual rate of .40% of the average daily net assets. The fee for International Index Fund and Small Cap Value Fund is equal to an annual rate of .70% of the average daily net assets.

FAIF Funds may invest in FAF Funds, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Adviser reimburses to each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

Through a separate contractual agreement, First Trust National Association, an affiliate of the Adviser, serves as each Fund's custodian.

From August 1, 1997 to November 21, 1997 and November 25, 1997 for FAF's Tax Free Obligations Fund, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (BISYS), served the Funds as Administrator. Under terms of the administration agreement, BISYS received a fee at an annual rate of 0.13% of each fund's daily net assets.

BISYS also served as the funds distributor.

The Qualivest Funds formerly had adopted a Class A Distribution and Shareholder Service Plan (the "Class A Plan"), a Class Q Distribution and Shareholder Service Plan (the "Class Q Plan") and a Class C Distribution and Shareholder Service Plan (the "Class C Plan"), pursuant to Rule 12b-1 under the 1940 Act. BISYS entered into agreements with banks and their affiliates, and other institutions, including broker-dealers (each a "Participating Organization") for providing shareholder services with respect to the Class Y shares. Under the Class A Plan, the Funds paid or reimbursed BISYS, as distributor, a fee not to exceed 0.40% of the average daily net assets of Class A shares of the Tax Free Obligations Fund and not to exceed 0.25% of the average daily net assets of Class A shares of the International Index Fund and Small Cap Value Fund. Under the Class Q Plan, the Tax Free Obligations Fund paid or reimbursed BISYS, as distributor, a fee not to exceed 0.25% of the average daily net assets of Class Q shares of a Fund. Under the Class C Plan, the International Index Fund and Small Cap Value Fund paid or reimbursed BISYS, as distributor, (a) a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net assets of Class C shares of a Fund, and (b) a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Class C shares of a Fund. These fees were used by BISYS to pay banks, including affiliates of the investment adviser, broker-dealers and other institutions, or to reimburse BISYS or its affiliates for administration, distribution and shareholder service assistance in connection with the distribution of Fund shares. Under a shareholder service plan for Class Y Shares, a Participating Organization may have been compensated at the annual rate of up to 0.25% of the average daily net assets of the Class Y shares held of record or beneficially by customers the Participating Organization who were record or beneficial owners of Class Y Shares. As of November 21, 1997, there were no Class Y shareholder service fees charged to the Funds. Effective the close of business on November 21, 1997, SEI Investments Management Corporation
(SIMC) and

                                       27
                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 1997

SEI Investments Distribution Co (SIDCO) took over as administrator and distributor, respectively.

Under the distribution plan, each of the funds pays SIDCO a monthly distribution fee of .25% of each fund's average daily net assets of the Retail Class A shares, 1.00% of the Retail Class B shares and .15% of the Corporate Trust Class D shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Institutional Class C shares. SIMC provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each FAF Fund's, and .12% of each FAIF Fund's, average daily net assets. To the extent that the aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate of each FAF Fund is reduced to .055% and each FAIF Fund is reduced to .105%.

In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

For the four month period ended November 30, 1997, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

Effective November 10, 1997 DST Systems, Inc. provides transfer agency services for the Funds. Prior to this date BISYS Fund Services Ohio served as the Funds' transfer agent.

A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Retail Class B. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.


                         CONTINGENT DEFERRED SALES CHARGE
                             AS A PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE          AMOUNT SUBJECT TO CHARGE
 .....................   ..................................
  First                                 5.00%
  Second                                5.00%
  Third                                 4.00%
  Fourth                                3.00%
  Fifth                                 2.00%
  Sixth                                 1.00%
  Seventh                               0.00%
  Eighth                                0.00%

For the four month period ended November 30, 1997, sales charges retained by BISYS and SIDCO for distributing the Funds' shares were approximately $1,000.


4   INVESTMENT SECURITY TRANSACTIONS

During the four month period ended November 30, 1997, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):


                                          INVESTMENT
                                          SECURITIES
                                    .....................
                                     PURCHASES     SALES
                                    ----------- ----------
       International Index Fund       $   335    $34,441
       Small Cap Value Fund            19,620     15,288

At November 30, 1997 the total cost of securities for Federal income tax purposes, was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at November 30, 1997 is as follows (000):



                            AGGREGATE        AGGREGATE
                              GROSS            GROSS
                          APPRECIATION     DEPRECIATION         NET
                         ..............   ..............   .............
International Index
 Fund                       $28,975         $(24,585)         $ 4,390
Small Cap Value Fund        171,567          (31,829)         139,738

                                       28
                          NOTES TO FINANCIAL STATEMENTS
                                November 30, 1997

5   CONCENTRATION OF CREDIT RISK


The Tax Free Obligations Fund invests in debt instruments of municipal issuers. Although the Fund monitors investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

The Tax Free Obligations Fund invests in securities which include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At November 30, 1997, the percentage of portfolio investments by each revenue source was as follows (unaudited):


                                       TAX FREE
                                     OBLIGATIONS
                                         FUND
                                    .............
         Revenue Bonds:
          Education                        9%
          Health Care Bonds               15
          Utility Bonds                   22
          Pollution Control Bonds          4
          Public Facility Bonds           10
          Other                           13
         General Obligations:             27
                                          --
                                         100%
                                         ===

6   FUND MERGERS

On November 21, 1997 The FAIF International Index Fund and the Small Cap Value Fund acquired all of the net assets of the Qualivest International Opportunities Fund and Small Companies Value Fund, respectively. The acquisition was pursuant to an Agreement and Plan of Reorganization approved by the Qualivest shareholders on October 31, 1997 which was adjourned until November 14, 1997 with respect to the Tax Free Obligations Fund. The acquisition of International Opportunities Fund was accompanied by a tax free exchange of 113,210 Class A Qualivest shares and 2,004 Class C Qualivest shares for 115,207 shares of FAIF Class A, and 17,374,020 Class Y Qualivest shares for 17,374,020 shares of FAIF Class C. The acquisition of Small Companies Value Fund was accompanied by a tax free exchange of 988,854 Class A Qualivest shares and 127,192 Class C Qualivest shares for 1,112,957 shares of FAIF Class A shares and 24,440,778 Class Y Qualivest shares for 24,440,778 shares of FAIF Class C.


On November 25, 1997 the FAF Tax Free Obligations Fund acquired all the net assets of the Qualivest Tax-Free Money Market Fund. The acquisition was pursuant to an Agreement and Plan of Reorganization approved by the Qualivest shareholders and Board of Directors on October 31, 1997. The acquisition of Tax Free Money Market Fund was accompanied by a tax free exchange of 28,744,382 Class A Qualivest shares for 28,744,382 shares of FAF Class A, 3,776,956 Class Y Qualivest shares and 5,662,256 Class Q Qualivest shares for 9,439,212 shares of FAF Class C.


For the purpose of presenting historical information for periods prior to the reorganization described above, Qualivest Class Y and Q shares are combined with Class C shares and Qualivest Class A shares are combined with Class A shares for the Tax Free Obligations Fund; and Qualivest Class Y shares are combined with Class C shares and Qualivest Class A and C shares are combined with Class A shares for the International Index Fund and Small Cap Value Fund.

                                       29
                             NOTICE TO SHAREHOLDERS
                                November 30, 1997

SHAREHOLDERS VOTING RESULTS

A special meeting of shareholders was called for October 31, 1997 and adjourned until November 14, 1997 with respect to the Qualivest Tax Free Money Market Fund, at which the shareholders of the following Qualivest Funds voted on a proposal to approve an agreement and plan for reorganization. The plan provided for the acquisition of all the assets and the assumption of all liabilities of the Qualivest Fund to a corresponding FAF or FAIF fund. The results of the voting were as follows:


                 TAX FREE       INTERNATIONAL     SMALL COMPANIES
               MONEY MARKET     OPPORTUNITIES          VALUE
                   FUND              FUND               FUND
              ..............   ...............   .................
  For           17,882,516       14,787,631         26,419,411
  Against          313,550           38,898          1,507,379
  Abstained      3,744,539           36,370            109,405

A vote also took place to ratify and approve an interim advisory agreement between Qualivest, on behalf of the fund, and U.S. Bank National Association, formerly First Bank National Association for the period August 1, 1997 forward. The voting results were as follows:


                 TAX FREE       INTERNATIONAL     SMALL COMPANIES
               MONEY MARKET     OPPORTUNITIES          VALUE
                   FUND              FUND               FUND
              ..............   ...............   .................
  For           18,033,776       14,787,696         20,443,439
  Against          264,046           38,975          1,490,171
  Abstained      3,642,784           36,420            112,970

There were no other proposals voted on at such meeting.

FIRST AMERICAN INVESTMENT FUNDS, INC.
FIRST AMERICAN FUNDS, INC.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST ASSET MANAGEMENT
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI INVESTMENTS MANAGEMENT CORPORATION
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
210 West Tenth Street
Seventh Floor Tower
Kansas City, Missouri 64105

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.


FAIF-1303 11/97